Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,312,500
Previously Paid Amount	733.66
Total Fee Amount	733.66
Total Offset Amount	0.00
Net Fee	$ 0.00